Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jan. 19, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax rate	0.00%
Deferred offering costs		$ 181,027
Common stock subject to forfeiture (in Shares)		675,000
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs			$ 773,917
Class A Common Stock
Summary of Significant Accounting Policies (Details) [Line Items]
Shares of common stock subject to possible redemption	18,741,459	0
Aggregate purchase shares	12,350,000